Employee benefit expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expense
Wages and salaries	£ 1,582	£ 1,225	£ 1,141
Social security costs	154	138	129
Share-based payments	17	10	6
Pension costs:
- defined contribution plans	22	31	27
- defined benefits plans	2	1	2
Total employee costs	1,777	£ 1,405	£ 1,305
One-off and adjusting wages and salaries	£ 41